BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule Of Remaining Contractual Maturity Of Secured Borrowings And Class Of Collateral Pledged Under Repurchase Agreements Table [Table Text Block]

(Dollars in thousands)	Overnight and Continuous
Repurchase agreements
Mortgage-backed securities	$22,369
Collateralized mortgage obligations	62,222
Total	$84,591

Schedule of Short-term Debt [Table Text Block]
The following is a summary of short-term borrowings for the last three years:

	2018		2017		2016
(Dollars in thousands)	Amount	Rate	Amount	Rate	Amount	Rate
At December 31,
Federal funds purchased and securities sold under agreements to repurchase	$183,591	1.65%	$72,265	0.19%	$120,212	0.12%
FHLB borrowings	857,100	2.48%	742,300	1.43%	687,700	0.66%
Total	$1,040,691	2.33%	$814,565	1.32%	$807,912	0.58%

Average for the year
Federal funds purchased and securities sold under agreements to repurchase	$87,221	0.58%	$69,766	0.19%	$89,157	0.05%
FHLB borrowings	857,028	2.03%	760,558	1.05%	791,259	0.55%
Other short-term borrowings	3,178	4.36%	41	4.07%	41	3.56%
Total	$947,427	1.90%	$830,365	0.98%	$880,457	0.50%

Maximum month-end balances
Federal funds purchased and securities sold under agreements to repurchase	$183,591		$130,633		$122,242
FHLB borrowings	1,170,800		957,700		1,035,000
Other short-term borrowings	10,000		0		0

Summary of Long-term Debt [Table Text Block]
The following is a summary of First Financial's long-term debt:

	2018		2017
(Dollars in thousands)	Amount	Average Rate	Amount	Average Rate
Subordinated debt	$170,550	5.28%	$120,000	5.13%
Unamortized debt issuance costs	(1,185)	n/a	(1,362)	n/a
FHLB	400,599	2.08%	241	1.09%
Capital loan with municipality	775	0.00%	775	0.00%
Total long-term debt	$570,739	3.04%	$119,654	5.14%

Schedule of Maturities of Long-term Debt [Table Text Block]	As of December 31, 2018, First Financial's long-term debt matures as follows:

(Dollars in thousands)
2019	$157,914
2020	104,274
2021	19,007
2022	49,404
2023	0
Thereafter	240,140
Total	$570,739